Summary Prospectus and
Prospectus Supplement

November 6, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 6, 2020 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses and Prospectus dated April 30, 2020

Global Sustain Portfolio
Global Franchise Portfolio
International Equity Portfolio
(the "Funds")

Effective March 31, 2021, Dirk Hoffmann-Becking will no longer serve as a portfolio manager of the Funds. Accordingly, on March 31, 2021, all references to Mr. Hoffmann-Becking will be removed from each Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  IFIPMCSUMPROPSPT 11/20